BUSINESS ACQUISITION (Details Narrative) - USD ($)		12 Months Ended
	Jun. 09, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]	Jan. 02, 2021
Business Acquisition [Line Items]
Bargain purchase gain	$ 12,000
Net loss		$ (9,924,859)	$ (17,694,775)	$ (3,582,332)
Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Shares outstanding, percentage	26.90%
Taoping New Media Co., Ltd [Member]
Business Acquisition [Line Items]
Equity interest acquired, percentage	100.00%
Business acquisition, shares issued, shares	1,213,630
Business acquisition, shares issued, value	$ 5,400,000
Bargain purchase gain	$ 12,345
Revenues		1,780,000
Net loss		$ 550,000
Transaction cost						$ 350,000
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Equity interest acquired, percentage	51.00%

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.